CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS (Details Narrative 3) - USD ($)						1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 08, 2023	Oct. 25, 2023	Jul. 13, 2023	Jan. 23, 2023	Jan. 23, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 25, 2023	Nov. 30, 2022	Dec. 21, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal amount													$ 364,000	$ 12,400,000
Debt conversion converted instrument amount		$ 250,000								$ 2,355,318
Convertible note issuances								$ 36,460
Convertible notes payable										221,621
Adjustment for amortization							$ 17,102	49,393
Gross proceeds								744,333	$ 1,889,144	1,476,121	$ (1,660,220)
Debt issuance costs in the amount														$ 193,437
Accretion expense								134,013
Short-term Bridge Loan Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Adjustment for amortization								6,142
Accretion expense								66,213
Short-term Bridge Loan Agreement [Member] | Collateralized Merchant Finance Company [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Adjustment for amortization							5,143	24,000
Debt instrument unamortized discount						$ 6,142			6,142
Gross proceeds	$ 630,000		$ 400,000			400,000
Debt issuance costs in the amount	$ 15,750		$ 24,000			$ 9,999			9,999
Debt instrument term	308 days		98 days			280 days
Debt instrument payments	$ 19,195		$ 38,705			$ 13,995
Debt instrument carrying value	844,200		$ 540,000			560,000			560,000	275,462
Accretion expense							10,949	141,870
Short-term Bridge Loan Agreement [Member] | Finance Company [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Gross proceeds						800,000
Debt issuance costs in the amount						32,000			32,000
Debt instrument carrying value	$ 598,014
Short-term Collateralized Bridge Loan Agreement [Member] | Finance Company [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Adjustment for amortization							800	11,200
Debt instrument unamortized discount										20,800
Gross proceeds						800,000
Debt issuance costs in the amount						$ 32,000			32,000
Debt instrument term						280 days
Debt instrument payments						$ 29,556
Debt instrument carrying value						1,120,000			$ 1,120,000	620,418
Accretion expense							481	150,760
Short-term Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | First Four Weeks [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt instrument payments						$ 13,999
Other Convertible Notes Payable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate				10.00%	10.00%
Convertible notes payable				$ 2,000,000	$ 2,000,000
Convertible notes payable				270,270	45,045
Convertible notes payable				$ 221,621	$ 221,621
Notes Payable, Other Payables [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Adjustment for amortization							55,861	166,975
Debt instrument unamortized discount							$ 19,428	$ 19,428		$ 186,404
Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate												15.00%
Eighteen Month Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal amount												$ 1,000,000.0
Interest rate												12.00%